UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2013

MFS® MULTIMARKET INCOME TRUST

MMT-SEM

MFS® MULTIMARKET INCOME TRUST

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	55.3%
Emerging Markets Bonds	25.7%
High Grade Corporates	14.1%
Non-U.S. Government Bonds	8.5%
Commercial Mortgage-Backed Securities	2.6%
Mortgage-Backed Securities	1.7%
Floating Rate Loans	0.8%
Collateralized Debt Obligations	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds	0.1%
U.S. Treasury Securities	(5.5)%

Composition including fixed income credit quality (a)(i)
AAA	5.1%
AA	2.0%
A	6.9%
BBB	27.5%
BB	27.6%
B	30.4%
CCC	7.6%
CC	0.2%
C	0.3%
D	0.1%
U.S. Government	5.1%
Federal Agencies	1.7%
Not Rated	(10.5)%
Non-Fixed Income	0.5%
Cash & Other	(4.5)%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	8.0 yrs.

Issuer country weightings (i)(x)
United States	55.0%
United Kingdom	4.3%
Russia	3.7%
Mexico	3.4%
Germany	3.2%
Indonesia	2.5%
Canada	2.2%
Brazil	2.2%
France	1.5%
Other Countries	22.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

From time to time, “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

Ward Brown	—	Investment Officer of MFS; employed in the investment management area of MFS since 2008. Portfolio Manager of the Fund since December 2012.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since October 2006.

Pilar Gomez-Bravo	—	Investment Officer of MFS; employed in the investment management area of MFS since 2013. Portfolio Manager of the Fund since April 2013.

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since April 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

Erik Weisman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002. Portfolio Manager of the Fund since December 2012.

Note to Shareholders: Effective December 1, 2012, Ward Brown and Erik Weisman are also Portfolio Managers of the Fund. Effective April 1, 2013, Pilar Gomez-Bravo is also a Portfolio Manager of the Fund.

Effective May 15, 2013, Robert Persons replaced Erik Weisman as a Portfolio Manager of the Fund.

Robert Persons	—	Investment Officer of MFS; employed in the investment management area of MFS since 2000. Portfolio Manager of the Fund since May 2013.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

Portfolio Managers’ Profiles – continued

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 112.1%
Issuer	Shares/Par		Value ($)
Aerospace - 1.4%
BE Aerospace, Inc., 5.25%, 2022		$500,000	$532,500
Bombardier, Inc., 4.25%, 2016 (n)		236,000	246,325
Bombardier, Inc., 7.5%, 2018 (n)		1,285,000	1,482,569
Bombardier, Inc., 7.75%, 2020 (n)		680,000	805,800
CPI International, Inc., 8%, 2018		985,000	1,031,731
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	504,000	623,089
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,600,000	1,780,000
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,670,000	1,841,175

			$8,343,189
Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$170,933	$200,419

Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 6.375%, 2020		$845,000	$934,781
Jones Group, Inc., 6.875%, 2019		1,215,000	1,315,238
PVH Corp., 7.375%, 2020		1,185,000	1,331,644
PVH Corp., 4.5%, 2022		1,220,000	1,258,125

			$4,839,788
Asset-Backed & Securitized - 3.3%
Banc of America Commercial Mortgage, Inc., FRN, 5.935%, 2051		$2,000,000	$2,329,702
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		413,805	425,855
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.798%, 2040 (z)		2,544,711	1,353,870
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2049		390,311	55,073
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	1,250,651
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,462,879	123,144
Falcon Franchise Loan LLC, FRN, 9.795%, 2025 (i)(z)		753,264	118,413
First Union National Bank Commercial Mortgage Trust, FRN, 1.873%, 2043 (i)(z)		727,651	1,167
First Union-Lehman Brothers Bank of America, FRN, 0.666%, 2035 (i)		8,125,535	104,251
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,313,689	1,325,183
GMAC LLC, FRN, 6.02%, 2033 (z)		704,571	711,571
GMAC LLC, FRN, 8.085%, 2034 (d)(n)(q)		1,176,664	764,571
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,796,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	$2,000,000	$2,314,572
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.197%, 2051	270,000	64,473
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,539,660	1,717,339
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.058%, 2045	1,590,000	1,802,071
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.176%, 2030 (i)	1,494,722	30,845
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)	4,086,296	81,726
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (z)	1,149,178	1,154,924
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.122%, 2051	1,000,000	1,148,737
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	1,375,626	1,489,103

		$20,164,138
Automotive - 2.4%
Accuride Corp., 9.5%, 2018	$1,115,000	$1,155,419
Allison Transmission, Inc., 7.125%, 2019 (n)	1,500,000	1,629,375
Automotores Gildemeister S.A., 8.25%, 2021 (n)	474,000	514,290
Continental Rubber of America Corp., 4.5%, 2019 (n)	275,000	285,450
Delphi Corp., 5%, 2023	1,355,000	1,466,788
Ford Motor Credit Co. LLC, 12%, 2015	669,000	805,819
Ford Motor Credit Co. LLC, 8.125%, 2020	405,000	521,151
General Motors Financial Co., Inc., 4.75%, 2017 (n)	620,000	654,100
General Motors Financial Co., Inc., 6.75%, 2018	815,000	931,138
Goodyear Tire & Rubber Co., 8.25%, 2020	235,000	262,906
Goodyear Tire & Rubber Co., 6.5%, 2021	855,000	894,544
Goodyear Tire & Rubber Co., 7%, 2022	420,000	454,125
Harley-Davidson Financial Services, 2.7%, 2017 (n)	600,000	621,032
Hyundai Capital America, 4%, 2017 (n)	256,000	275,278
Jaguar Land Rover PLC, 7.75%, 2018 (n)	390,000	430,950
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,770,000	2,026,650
Jaguar Land Rover PLC, 5.625%, 2023 (n)	470,000	491,150
Lear Corp., 8.125%, 2020	484,000	545,105
Lear Corp., 4.75%, 2023 (n)	290,000	290,725
TRW Automotive, Inc., 4.5%, 2021 (n)	500,000	516,250

		$14,772,245
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020	$700,000	$821,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 3.5%
Allbritton Communications Co., 8%, 2018	$480,000	$520,800
AMC Networks, Inc., 7.75%, 2021	1,074,000	1,235,100
Clear Channel Communications, Inc., 9%, 2021	1,001,000	978,478
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	245,000	260,313
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	945,000	1,013,513
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	55,000	58,713
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	1,270,000	1,368,425
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	322,000	343,574
Hughes Network Systems LLC, 7.625%, 2021	650,000	745,875
IAC/InterActiveCorp, 4.75%, 2022 (n)	300,000	301,500
Inmarsat Finance PLC, 7.375%, 2017 (n)	835,000	886,144
Intelsat Bermuda Ltd., 11.25%, 2017	1,014,000	1,079,910
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	795,000	860,588
Intelsat S.A., 8.125%, 2023 (z)	615,000	654,975
Liberty Media Corp., 8.5%, 2029	1,280,000	1,446,400
Liberty Media Corp., 8.25%, 2030	50,000	56,000
Local TV Finance LLC, 9.25%, 2015 (p)(z)	925,561	927,875
Netflix, Inc., 5.375%, 2021 (n)	500,000	515,000
Nexstar Broadcasting Group, Inc., 8.875%, 2017	410,000	448,950
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	290,000	308,850
SES S.A., 3.6%, 2023 (n)	226,000	233,759
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	570,000	618,450
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	195,125
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,010,000	1,131,200
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,195,000	1,326,450
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	180,000	185,850
Univision Communications, Inc., 6.875%, 2019 (n)	1,035,000	1,130,738
Univision Communications, Inc., 7.875%, 2020 (n)	745,000	838,125
Univision Communications, Inc., 8.5%, 2021 (n)	685,000	763,775
WPP Finance, 3.625%, 2022	645,000	657,291

		$21,091,746
Brokerage & Asset Managers - 0.3%
E*TRADE Financial Corp., 6.375%, 2019	$1,745,000	$1,875,875

Building - 2.2%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$640,000	$684,800
Building Materials Holding Corp., 6.875%, 2018 (n)	1,150,000	1,242,000
Building Materials Holding Corp., 7%, 2020 (n)	470,000	514,650
Building Materials Holding Corp., 6.75%, 2021 (n)	455,000	503,913
CEMEX Finance LLC, 9.5%, 2016 (n)	1,341,000	1,441,575
CEMEX S.A.B. de C.V., 9%, 2018 (n)	337,000	367,330

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	$202,000	$205,535
CEMEX S.A.B. de C.V., FRN, 5.283%, 2015 (n)	552,000	573,390
HD Supply, Inc., 8.125%, 2019	525,000	593,906
HD Supply, Inc., 11.5%, 2020	825,000	981,750
HD Supply, Inc., 10.5%, 2021	85,000	89,144
Masonite International Corp., 8.25%, 2021 (n)	935,000	1,047,200
Mohawk Industries, Inc., 3.85%, 2023	653,000	681,793
Nortek, Inc., 8.5%, 2021	1,245,000	1,391,288
Odebrecht Finance Ltd., 7.125%, 2042 (n)	419,000	479,755
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	360,000	416,700
USG Corp., 6.3%, 2016	1,310,000	1,395,150
USG Corp., 7.875%, 2020 (n)	525,000	597,188

		$13,207,067
Business Services - 1.3%
Cielo S.A., 3.75%, 2022 (n)	$362,000	$352,407
Equinix, Inc., 4.875%, 2020	535,000	559,075
Fidelity National Information Services, Inc., 7.625%, 2017	415,000	443,531
Fidelity National Information Services, Inc., 5%, 2022	870,000	959,175
iGate Corp., 9%, 2016	1,652,000	1,800,680
Iron Mountain, Inc., 8.375%, 2021	1,115,000	1,246,013
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	670,000	576,200
Lender Processing Services, Inc., 5.75%, 2023	535,000	571,113
Neustar, Inc., 4.5%, 2023 (n)	460,000	446,200
SunGard Data Systems, Inc., 7.375%, 2018	470,000	507,600
Tencent Holdings Ltd., 3.375%, 2018 (n)	664,000	691,913

		$8,153,907
Cable TV - 2.9%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$280,000	$306,600
CCO Holdings LLC, 8.125%, 2020	1,635,000	1,847,550
CCO Holdings LLC, 7.375%, 2020	390,000	437,775
CCO Holdings LLC, 6.5%, 2021	705,000	764,925
CCO Holdings LLC, 5.125%, 2023	410,000	414,100
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024	150,000	156,188
Cequel Communications Holdings, 6.375%, 2020 (n)	330,000	351,450
Comcast Corp., 4.65%, 2042	700,000	764,903
DIRECTV Holdings LLC, 5.15%, 2042	700,000	714,613
DISH DBS Corp., 6.75%, 2021	890,000	961,200
DISH DBS Corp., 5%, 2023 (n)	555,000	538,350
EchoStar Corp., 7.125%, 2016	825,000	911,625
Lynx I Corp., 5.375%, 2021 (n)	520,000	555,100
Lynx II Corp., 6.375%, 2023 (z)	340,000	368,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Myriad International Holdings B.V., 6.375%, 2017		$700,000	$793,660
Myriad International Holdings B.V., 6.375%, 2017 (n)		507,000	574,837
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	450,000	630,230
Time Warner Cable, Inc., 5%, 2020		$1,130,000	1,304,671
Unitymedia Hessen, 5.5%, 2023 (n)		205,000	212,175
UPC Holding B.V., 9.875%, 2018 (n)		870,000	970,050
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,294,000	1,407,225
Virgin Media Finance PLC, 8.375%, 2019		194,000	218,978
Virgin Media Finance PLC, 4.875%, 2022		200,000	204,000
Virgin Media Finance PLC, 5.25%, 2022		1,015,000	1,035,300
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	680,000	973,885

			$17,417,440
Chemicals - 2.0%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,265,000	$1,382,013
Dow Chemical Co., 8.55%, 2019		800,000	1,078,658
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		380,000	405,650
Hexion U.S. Finance Corp., 6.625%, 2020 (z)		340,000	354,450
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,330,000	1,409,800
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		615,000	639,600
Huntsman International LLC, 8.625%, 2021		1,545,000	1,776,750
INEOS Finance PLC, 8.375%, 2019 (n)		645,000	727,238
INEOS Group Holdings PLC, 8.5%, 2016 (n)		855,000	868,894
LyondellBasell Industries N.V., 5%, 2019		240,000	273,501
LyondellBasell Industries N.V., 6%, 2021		1,210,000	1,468,100
LyondellBasell Industries N.V., 5.75%, 2024		500,000	602,425
Polypore International, Inc., 7.5%, 2017		460,000	496,800
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		568,000	645,389
Uralkali OJSC, 3.723%, 2018 (z)		341,000	341,853

			$12,471,121
Computer Software - 0.8%
Infor U.S., Inc., 11.5%, 2018		$730,000	$861,400
Nuance Communications, Inc., 5.375%, 2020 (n)		290,000	301,600
Syniverse Holdings, Inc., 9.125%, 2019		1,465,000	1,622,488
TransUnion Holding Co., Inc., 9.625%, 2018		455,000	499,363
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		760,000	870,200
Verisign, Inc., 4.625%, 2023 (z)		405,000	415,125

			$4,570,176
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6.75%, 2018 (n)		$765,000	$823,331
CDW LLC/CDW Finance Corp., 12.535%, 2017		594,000	638,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - continued
CDW LLC/CDW Finance Corp., 8.5%, 2019	$1,145,000	$1,283,831

		$2,745,712
Conglomerates - 1.0%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,745,000	$1,884,600
BC Mountain LLC, 7%, 2021 (n)	545,000	585,875
Dynacast International LLC, 9.25%, 2019	755,000	834,275
Griffon Corp., 7.125%, 2018	1,415,000	1,538,813
Metalloinvest Finance Ltd., 5.625%, 2020 (z)	708,000	706,973
Silver II Borrower, 7.75%, 2020 (n)	720,000	772,200

		$6,322,736
Construction - 0.1%
Country Garden Holdings Co. Ltd., 7.5%, 2023 (n)	$210,000	$218,925
Kaisa Group Holdings Ltd., 8.875%, 2018 (n)	217,000	231,105

		$450,030
Consumer Products - 0.8%
Avon Products, Inc., 5%, 2023	$202,000	$219,785
Easton-Bell Sports, Inc., 9.75%, 2016	735,000	791,051
Elizabeth Arden, Inc., 7.375%, 2021	935,000	1,047,200
Jarden Corp., 7.5%, 2020	1,335,000	1,466,831
Libbey Glass, Inc., 6.875%, 2020	320,000	350,800
Mattel, Inc. , 1.7%, 2018	192,000	194,174
Prestige Brands, Inc., 8.125%, 2020	318,000	364,508
Saci Falabella, 3.75%, 2023 (z)	219,000	219,229
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	320,000	349,600
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	90,000	99,225

		$5,102,403
Consumer Services - 0.7%
QVC, Inc., 7.375%, 2020 (n)	$620,000	$687,943
Service Corp. International, 7%, 2017	3,300,000	3,795,000

		$4,482,943
Containers - 1.8%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$770,000	$847,963
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	200,000	226,000
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	1,450,000	1,631,250
Ball Corp., 5%, 2022	1,083,000	1,150,688
Berry Plastics Group, Inc., 9.5%, 2018	340,000	378,250
Berry Plastics Group, Inc., 9.75%, 2021	315,000	373,275
Crown Americas LLC, 4.5%, 2023 (n)	585,000	597,431
Greif, Inc., 6.75%, 2017	1,515,000	1,708,163

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Reynolds Group, 7.125%, 2019	$910,000	$980,525
Reynolds Group, 9.875%, 2019	375,000	420,938
Reynolds Group, 5.75%, 2020	600,000	628,500
Reynolds Group, 8.25%, 2021	1,735,000	1,841,269

		$10,784,252
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 2018	$1,017,000	$1,123,785
MOOG, Inc., 7.25%, 2018	750,000	780,938

		$1,904,723
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$355,000	$355,000
Avaya, Inc., 7%, 2019 (n)	245,000	235,813

		$590,813
Electronics - 0.7%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$750,000	$825,000
Nokia Corp., 5.375%, 2019	325,000	320,125
Nokia Corp., 6.625%, 2039	225,000	204,750
NXP B.V., 9.75%, 2018 (n)	100,000	113,000
NXP B.V., 5.75%, 2021 (n)	280,000	296,800
NXP B.V., 5.75%, 2023 (z)	200,000	211,500
Sensata Technologies B.V., 6.5%, 2019 (n)	1,045,000	1,139,050
Tyco Electronics Group S.A., 6.55%, 2017	700,000	838,468

		$3,948,693
Emerging Market Quasi-Sovereign - 8.8%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$320,000	$381,200
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	946,000	968,231
Banco do Brasil S.A., 3.875%, 2022	282,000	280,167
Banco do Brasil S.A., 5.875%, 2023 (n)	502,000	548,435
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	412,000	453,200
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,332,000	1,375,290
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	878,000	903,901
Bank of Ceylon, 6.875%, 2017 (n)	216,000	229,716
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	726,883
Caixa Economica Federal, 3.5%, 2022 (n)	216,000	211,140
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	230,000	243,995
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,242,000	1,385,087
CNPC General Capital Ltd., 3.4%, 2023 (z)	391,000	395,118
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,546,000	1,746,980
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	346,000	374,199
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (n)	206,000	200,209

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Dolphin Energy Ltd., 5.5%, 2021 (n)	$441,000	$522,585
Ecopetrol S.A., 7.625%, 2019	821,000	1,046,775
El Fondo Mivivienda S.A., 3.5%, 2023 (n)	167,000	165,831
Gaz Capital S.A., 3.85%, 2020 (n)	960,000	971,520
Gaz Capital S.A., 5.999%, 2021 (n)	1,941,000	2,205,461
Gaz Capital S.A., 4.95%, 2028 (n)	820,000	819,180
Gazprom Neft, 4.375%, 2022 (n)	766,000	766,958
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	317,000	336,020
JSC Georgian Railway, 7.75%, 2022 (n)	218,000	253,425
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	316,000	374,460
KazMunaiGaz Finance B.V., 8.375%, 2013	539,000	543,635
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	910,858
KazMunayGas National Co., 4.4%, 2023 (z)	285,000	287,817
KazMunayGas National Co., 5.75%, 2043 (z)	492,000	500,780
Magyar Export-Import Bank, 5.5%, 2018 (n)	238,000	239,745
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,713,221
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,499,243
Majapahit Holding B.V., 7.75%, 2020 (n)	1,045,000	1,303,638
OAO Gazprom, 6.212%, 2016	1,886,000	2,118,167
OJSC Russian Agricultural Bank, 5.298%, 2017 (n)	448,000	479,136
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,565,618
Pertamina PT, 5.25%, 2021 (n)	511,000	557,629
Pertamina PT, 4.875%, 2022 (n)	540,000	574,452
Pertamina PT, 6.5%, 2041 (n)	235,000	266,138
Pertamina PT, 6%, 2042 (n)	636,000	683,954
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,968,423
Petrobras International Finance Co., 6.75%, 2041	657,000	779,216
Petroleos Mexicanos, 8%, 2019	1,382,000	1,796,600
Petroleos Mexicanos, 6%, 2020	805,000	969,220
Petroleos Mexicanos, 5.5%, 2021	1,360,000	1,594,600
Petroleos Mexicanos, 4.875%, 2022	1,048,000	1,192,100
Petroleos Mexicanos, 6.5%, 2041	445,000	552,913
Petroleos Mexicanos, 5.5%, 2044	382,000	418,290
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	609,280
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	516,958	557,023
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	752,000	834,720
PT Perusahaan Listrik Negara, 5.25%, 2042 (n)	207,000	205,448
PTT PLC, 3.375%, 2022 (n)	430,000	433,477
PTT PLC, 4.5%, 2042 (n)	462,000	447,191
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	250,000	308,049
Qtel International Finance Ltd., 3.875%, 2028 (n)	205,000	201,925
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,230,000	1,534,425
Rosneft, 3.149%, 2017 (n)	568,000	573,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Rosneft, 4.199%, 2022 (n)	$944,000	$948,720
Sberbank of Russia, 6.125%, 2022 (n)	1,439,000	1,642,259
Sinopec Capital 2013, 3.125%, 2023 (z)	666,000	655,879
Sinopec Capital 2013, 4.25%, 2043 (z)	548,000	534,202
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	544,000	584,066
Transnet SOC Ltd., 4.5%, 2016 (n)	377,000	399,556
Transnet SOC Ltd., 4%, 2022 (n)	224,000	222,551
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	206,000	234,068
Turkiye Vakiflar Bankasi, 6%, 2022 (n)	498,000	526,013
Vnesheconombank, 6.025%, 2022 (n)	283,000	320,851
VTB Capital S.A., 6.465%, 2015 (n)	407,000	438,176
VTB Capital S.A., 6%, 2017 (n)	1,176,000	1,277,430

		$53,890,320
Emerging Market Sovereign - 9.1%
Dominican Republic, 7.5%, 2021 (n)	$879,000	$1,009,532
Dominican Republic, 5.875%, 2024 (z)	206,000	211,150
Government of Ukraine, 6.875%, 2015 (n)	698,000	697,302
Government of Ukraine, 6.875%, 2015	1,094,000	1,092,906
Government of Ukraine, 9.25%, 2017 (n)	320,000	341,600
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	743,000	247,048
Republic of Argentina, FRN, 8.28%, 2033	1,337,414	765,669
Republic of Colombia, 4.375%, 2021	322,000	368,207
Republic of Colombia, 8.125%, 2024	679,000	1,000,846
Republic of Colombia, 6.125%, 2041	658,000	885,010
Republic of Costa Rica, 4.25%, 2023 (n)	205,000	208,075
Republic of Croatia, 5.5%, 2023 (n)	412,000	437,606
Republic of Georgia, 6.875%, 2021 (n)	216,000	249,912
Republic of Guatemala, 5.75%, 2022 (n)	387,000	435,762
Republic of Hungary, 5.375%, 2023	674,000	694,881
Republic of Indonesia, 6.875%, 2018	838,000	1,010,838
Republic of Indonesia, 11.625%, 2019 (n)	872,000	1,292,740
Republic of Indonesia, 11.625%, 2019	733,000	1,086,673
Republic of Indonesia, 4.875%, 2021 (n)	671,000	760,746
Republic of Indonesia, 3.375%, 2023 (z)	517,000	527,986
Republic of Indonesia, 7.75%, 2038 (n)	1,559,000	2,315,115
Republic of Latvia, 5.25%, 2017 (n)	345,000	386,400
Republic of Lithuania, 6.125%, 2021 (n)	499,000	613,146
Republic of Lithuania, 6.625%, 2022 (n)	1,425,000	1,819,013
Republic of Panama, 8.875%, 2027	1,273,000	2,034,891
Republic of Panama, 9.375%, 2029	1,746,000	2,962,089
Republic of Panama, 6.7%, 2036	265,000	368,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Paraguay, 4.625%, 2023 (n)	$212,000	$216,240
Republic of Peru, 7.35%, 2025	544,000	790,160
Republic of Peru, 8.75%, 2033	1,258,000	2,151,180
Republic of Peru, 5.625%, 2050	203,000	260,348
Republic of Philippines, 6.5%, 2020	245,000	310,231
Republic of Philippines, 5.5%, 2026	802,000	1,009,518
Republic of Philippines, 6.375%, 2032	540,000	730,350
Republic of Philippines, 6.375%, 2034	1,391,000	1,938,706
Republic of Poland, 5%, 2022	609,000	711,038
Republic of Romania, 6.75%, 2022 (n)	1,074,000	1,316,294
Republic of Romania, 4.375%, 2023 (n)	486,000	502,986
Republic of Serbia, 5.25%, 2017 (n)	207,000	218,489
Republic of Serbia, 7.25%, 2021 (n)	228,000	266,190
Republic of Slovakia, 4.375%, 2022 (n)	2,330,000	2,554,752
Republic of Sri Lanka, 6.25%, 2020 (n)	285,000	309,225
Republic of Sri Lanka, 6.25%, 2021 (n)	248,000	269,132
Republic of Sri Lanka, 5.875%, 2022 (n)	208,000	219,960
Republic of Turkey, 7%, 2019	790,000	972,727
Republic of Turkey, 5.625%, 2021	670,000	785,575
Republic of Turkey, 6.25%, 2022	646,000	796,195
Republic of Turkey, 6%, 2041	287,000	345,118
Republic of Venezuela, 5.75%, 2016	3,742,000	3,545,545
Republic of Venezuela, 7.65%, 2025	1,345,000	1,165,443
Republic of Vietnam, 6.75%, 2020	537,000	637,688
Russian Federation, 4.5%, 2022 (n)	600,000	672,900
Russian Federation, 7.5%, 2030	870,160	1,094,661
Russian Federation, 5.625%, 2042 (n)	600,000	714,000
Ukraine Government International, 6.58%, 2016	1,418,000	1,382,550
United Mexican States, 5.625%, 2017	1,364,000	1,572,692
United Mexican States, 5.95%, 2019	268,000	328,970
United Mexican States, 3.625%, 2022	2,850,000	3,106,500
United Mexican States, 5.75%, 2110	408,000	480,624

		$55,199,878
Energy - Independent - 5.8%
Berry Petroleum Corp., 6.75%, 2020	$205,000	$222,938
BreitBurn Energy Partners LP, 8.625%, 2020	435,000	486,113
Breitburn Energy Partners LP, 7.875%, 2022	1,405,000	1,545,500
Carrizo Oil & Gas, Inc., 8.625%, 2018	370,000	409,775
Chaparral Energy, Inc., 7.625%, 2022	785,000	867,425
Chesapeake Energy Corp., 6.875%, 2020	805,000	919,713
Concho Resources, Inc., 8.625%, 2017	540,000	577,800
Concho Resources, Inc., 6.5%, 2022	1,125,000	1,248,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Continental Resources, Inc., 8.25%, 2019	$940,000	$1,057,500
Continental Resources, Inc., 7.375%, 2020	335,000	386,925
Continental Resources, Inc., 4.5%, 2023 (z)	241,000	256,966
Denbury Resources, Inc., 8.25%, 2020	1,395,000	1,583,325
Denbury Resources, Inc., 4.625%, 2023	410,000	414,100
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,510,000	1,706,300
EP Energy LLC, 9.375%, 2020	1,280,000	1,491,200
EP Energy LLC, 7.75%, 2022	2,095,000	2,404,013
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	705,000	757,875
Halcon Resources Corp., 8.875%, 2021 (z)	560,000	600,600
Harvest Operations Corp., 6.875%, 2017	1,715,000	1,920,800
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	388,500
Laredo Petroleum, Inc., 9.5%, 2019	730,000	832,200
LINN Energy LLC, 6.5%, 2019	450,000	477,000
LINN Energy LLC, 8.625%, 2020	510,000	569,925
LINN Energy LLC, 7.75%, 2021	972,000	1,064,340
MEG Energy Corp., 6.5%, 2021 (n)	530,000	568,425
Pioneer Natural Resources Co., 6.65%, 2017	700,000	821,143
Plains Exploration & Production Co., 6.125%, 2019	1,125,000	1,247,344
Plains Exploration & Production Co., 8.625%, 2019	895,000	1,013,588
Plains Exploration & Production Co., 6.5%, 2020	400,000	446,000
Plains Exploration & Production Co., 6.875%, 2023	1,000,000	1,138,750
QEP Resources, Inc., 6.875%, 2021	2,045,000	2,356,863
Range Resources Corp., 8%, 2019	900,000	985,500
Range Resources Corp., 5%, 2022	305,000	324,825
Rosetta Resources, Inc., 5.625%, 2021	360,000	375,300
Samson Investment Co., 9.75%, 2020 (n)	1,225,000	1,301,563
SandRidge Energy, Inc., 8.125%, 2022	690,000	734,850
SM Energy Co., 6.5%, 2021	1,295,000	1,424,500
Whiting Petroleum Corp., 6.5%, 2018	600,000	646,500

		$35,574,734
Energy - Integrated - 0.7%
Listrindo Capital B.V., 6.95%, 2019 (n)	$239,000	$262,277
Lukoil International Finance B.V., 3.416%, 2018 (z)	734,000	746,815
Lukoil International Finance B.V., 4.563%, 2023 (z)	1,029,000	1,041,902
Murphy Oil Corp., 2.5%, 2017	700,000	712,216
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,145,000	1,305,300
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	419,000	431,570

		$4,500,080
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$805,000	$837,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$480,000	$528,600
Cedar Fair LP, 9.125%, 2018	575,000	644,359
Cedar Fair LP, 5.25%, 2021 (z)	435,000	444,788
Cinemark USA, Inc., 8.625%, 2019	1,220,000	1,348,100
Cinemark USA, Inc., 5.125%, 2022 (n)	215,000	222,525
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	396,000	429,660
Six Flags Entertainment Corp., 5.25%, 2021 (n)	1,075,000	1,112,625

		$4,730,657
Financial Institutions - 3.7%
Aviation Capital Group, 4.625%, 2018 (n)	$610,000	$636,295
CIT Group, Inc., 5.25%, 2014 (n)	410,000	424,863
CIT Group, Inc., 5.25%, 2018	1,615,000	1,784,575
CIT Group, Inc., 6.625%, 2018 (n)	1,447,000	1,689,373
CIT Group, Inc., 5.5%, 2019 (n)	1,024,000	1,154,560
CIT Group, Inc., 5%, 2022	545,000	609,489
Credit Acceptance Corp., 9.125%, 2017	780,000	850,200
General Electric Capital Corp., 3.1%, 2023	1,488,000	1,509,781
Icahn Enterprises LP, 7.75%, 2016	205,000	213,456
Icahn Enterprises LP, 8%, 2018	1,830,000	1,967,250
International Lease Finance Corp., 4.875%, 2015	455,000	478,251
International Lease Finance Corp., 8.625%, 2015	410,000	467,400
International Lease Finance Corp., 7.125%, 2018 (n)	1,437,000	1,710,030
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	1,355,000	1,437,140
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	345,000	399,338
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)	410,000	459,200
PHH Corp., 9.25%, 2016	540,000	633,150
PHH Corp., 7.375%, 2019	630,000	719,775
SLM Corp., 8.45%, 2018	1,065,000	1,250,599
SLM Corp., 8%, 2020	1,795,000	2,075,076
SLM Corp., 7.25%, 2022	745,000	828,813
TMK Capital S.A., 6.75%, 2020 (n)	1,505,000	1,482,425

		$22,781,039
Food & Beverages - 1.4%
Ajecorp B.V., 6.5%, 2022 (n)	$413,000	$451,616
Alicorp S.A.A., 3.875%, 2023 (n)	223,000	223,558
ARAMARK Corp., 5.75%, 2020 (n)	320,000	335,200
B&G Foods, Inc., 7.625%, 2018	948,000	1,016,730
BRF S.A., 5.875%, 2022 (n)	216,000	245,808
Constellation Brands, Inc., 7.25%, 2016	615,000	707,250
Constellation Brands, Inc., 3.75%, 2021	150,000	150,000
Constellation Brands, Inc., 4.25%, 2023	305,000	305,000
Cosan Luxembourg S.A., 5%, 2023 (n)	205,000	208,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		$417,000	$461,493
Hawk Acquisition Sub, Inc., 4.25%, 2020 (z)		790,000	799,875
Kraft Foods Group, Inc., 2.25%, 2017		700,000	727,872
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		325,000	303,875
Pinnacle Foods Finance LLC, 8.25%, 2017		245,000	265,825
TreeHouse Foods, Inc., 7.75%, 2018		745,000	806,463
Tyson Foods, Inc., 6.6%, 2016		1,520,000	1,737,732

			$8,747,090
Forest & Paper Products - 1.2%
Boise, Inc., 8%, 2020		$1,100,000	$1,234,750
Graphic Packaging Holding Co., 7.875%, 2018		615,000	682,650
International Paper Co., 6%, 2041		700,000	851,975
Inversiones CMPC S.A., 4.75%, 2018 (n)		841,000	891,579
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		340,000	378,250
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		475,000	492,813
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	870,728
Tembec Industries, Inc., 11.25%, 2018		$495,000	550,688
Votorantim Participacoes S.A., 6.75%, 2021 (n)		883,000	1,036,421

			$6,989,854
Furniture & Appliances - 0.0%
Arcelik A.S., 5%, 2023 (n)		$215,000	$220,913

Gaming & Lodging - 2.4%
Boyd Gaming Corp., 9%, 2020 (n)		$395,000	$430,550
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		600,000	579,000
Carnival Corp., 1.2%, 2016		500,000	501,243
Choice Hotels International, Inc., 5.75%, 2022		180,000	201,600
CityCenter Holdings LLC, 10.75%, 2017 (p)		360,000	398,250
FelCor Lodging LP, 5.625%, 2023 (n)		160,000	165,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		405,000	253
GWR Operating Partnership LLP, 10.875%, 2017		405,000	457,650
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016		1,760,000	1,788,600
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		240,000	267,600
Isle of Capri Casinos, Inc., 8.875%, 2020		795,000	874,500
MGM Mirage, 6.625%, 2015		345,000	377,775
MGM Resorts International, 11.375%, 2018		1,460,000	1,887,050
MGM Resorts International, 6.625%, 2021		430,000	467,088
NCL Corp., 5%, 2018 (n)		350,000	363,563
Penn National Gaming, Inc., 8.75%, 2019		975,000	1,101,750
Pinnacle Entertainment, Inc., 8.75%, 2020		440,000	487,300
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (z)		330,000	337,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - continued
Seven Seas Cruises S. DE R.L., 9.125%, 2019		$1,150,000	$1,257,813
Viking Cruises Ltd., 8.5%, 2022 (n)		640,000	715,200
Wyndham Worldwide Corp., 2.5%, 2018		650,000	655,279
Wynn Las Vegas LLC, 7.75%, 2020		1,250,000	1,431,250

			$14,746,539
Industrial - 0.7%
CB Richard Ellis Group, Inc., 11.625%, 2017		$545,000	$582,469
Dematic S.A., 7.75%, 2020 (z)		745,000	813,913
Hyva Global B.V., 8.625%, 2016 (n)		702,000	690,628
Mueller Water Products, Inc., 8.75%, 2020		613,000	700,353
Rexel S.A., 6.125%, 2019 (n)		585,000	628,875
Rexel S.A., 5.25%, 2020 (z)		250,000	263,750
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		535,000	564,425

			$4,244,413
Insurance - 1.0%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$884,000	$1,185,558
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	187,096
American International Group, Inc., 4.875%, 2016		$1,550,000	1,725,527
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,500,000	2,100,000
Unum Group, 7.125%, 2016		829,000	975,548

			$6,173,729
Insurance - Health - 0.1%
CIGNA Corp., 5.375%, 2042		$700,000	$824,721

Insurance - Property & Casualty - 0.8%
CNA Financial Corp., 5.875%, 2020		$700,000	$837,078
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		615,000	953,250
XL Group PLC, 6.5% to 2017, FRN to 2049		1,825,000	1,793,063
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,310,000	1,414,800

			$4,998,191
International Market Quasi-Sovereign - 0.5%
Electricite de France, FRN, 5.25%, 2049 (n)		$1,550,000	$1,559,099
Exportfinans A.S.A., 5.5%, 2016		315,000	328,545
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		843,000	944,160

			$2,831,804
International Market Sovereign - 7.5%
Commonwealth of Australia, 5.75%, 2021	AUD	924,000	$1,144,119
Federal Republic of Germany, 3.75%, 2015	EUR	1,724,000	2,412,074
Federal Republic of Germany, 4.25%, 2018	EUR	8,422,000	13,297,428

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Federal Republic of Germany, 6.25%, 2030	EUR	412,000	$883,407
Government of Canada, 4.5%, 2015	CAD	404,000	430,391
Government of Canada, 4.25%, 2018	CAD	251,000	286,643
Government of Canada, 3.25%, 2021	CAD	1,287,000	1,448,512
Government of Canada, 5.75%, 2033	CAD	74,000	114,173
Government of Japan, 1.1%, 2020	JPY	308,000,000	3,313,111
Government of Japan, 2.1%, 2024	JPY	35,750,000	421,192
Kingdom of Belgium, 5.5%, 2017	EUR	743,000	1,184,575
Kingdom of Spain, 4%, 2015	EUR	279,000	383,901
Kingdom of Spain, 5.5%, 2017	EUR	127,000	185,316
Kingdom of Spain, 4.6%, 2019	EUR	544,000	769,006
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	499,657
Republic of Austria, 4.65%, 2018	EUR	450,000	705,879
Republic of Finland, 3.875%, 2017	EUR	145,000	219,315
Republic of France, 6%, 2025	EUR	176,000	330,801
Republic of France, 4.75%, 2035	EUR	660,000	1,166,710
Republic of Iceland, 4.875%, 2016 (n)		$1,716,000	1,827,540
Republic of Iceland, 5.875%, 2022 (n)		631,000	728,544
Republic of Ireland, 4.6%, 2016	EUR	291,000	417,049
Republic of Ireland, 4.5%, 2020	EUR	218,000	311,286
Republic of Italy, 4.25%, 2015	EUR	939,000	1,299,733
Republic of Italy, 5.25%, 2017	EUR	1,809,000	2,639,868
Republic of Italy, 3.75%, 2021	EUR	767,000	1,037,091
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,760,730
United Kingdom Treasury, 8%, 2021	GBP	2,589,000	6,081,860
United Kingdom Treasury, 4.25%, 2036	GBP	331,000	638,966

			$45,938,877
Internet - 0.1%
Baidu, Inc., 3.5%, 2022		$475,000	$477,878

Machinery & Tools - 1.8%
Case New Holland, Inc., 7.875%, 2017		$1,960,000	$2,332,400
CNH America LLC, 7.25%, 2016		1,065,000	1,195,463
CNH Capital LLC, 3.875%, 2015		215,000	222,525
CNH Capital LLC, 6.25%, 2016		295,000	326,713
CNH Capital LLC, 3.625%, 2018 (z)		630,000	641,025
Ferreycorp S.A.A., 4.875%, 2020 (z)		866,000	872,460
H&E Equipment Services Co., 7%, 2022		1,255,000	1,389,913
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		1,410,000	1,586,250
RSC Equipment Rental, Inc., 8.25%, 2021		910,000	1,037,400
United Rentals North America, Inc., 5.75%, 2018		510,000	555,900
United Rentals North America, Inc., 7.625%, 2022		509,000	584,078

			$10,744,127

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - 2.6%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		$1,500,000	$1,526,820
Bank of America Corp., 5.65%, 2018		2,000,000	2,321,792
Barclays Bank PLC, 7.625%, 2022		565,000	576,300
BNP Paribas, FRN, 3.03%, 2014		1,532,000	1,587,555
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		1,055,000	1,104,980
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,513,182
JPMorgan Chase & Co., 3.25%, 2022		765,000	783,370
Morgan Stanley, 6.625%, 2018		2,000,000	2,397,624
National Westminster Bank PLC, FRN, 2.36%, 2049	EUR	330,000	321,491
Regions Financial Corp., 2%, 2018		$421,000	419,436
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		435,000	426,300
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		1,635,000	1,716,750
Wells Fargo & Co., 2.625%, 2016		1,000,000	1,053,993

			$15,749,593
Medical & Health Technology & Services - 3.2%
Acadia Healthcare Co., Inc., 6.125%, 2021 (z)		$75,000	$78,375
AmSurg Corp., 5.625%, 2020 (n)		690,000	727,950
CDRT Holding Corp., 9.25%, 2017 (n)(p)		215,000	224,406
Davita, Inc., 6.375%, 2018		1,600,000	1,710,000
Davita, Inc., 6.625%, 2020		1,050,000	1,151,063
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	1,008,438
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)		800,000	894,000
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)		430,000	492,350
HCA, Inc., 8.5%, 2019		1,960,000	2,160,900
HCA, Inc., 7.5%, 2022		980,000	1,171,100
HCA, Inc., 5.875%, 2022		835,000	926,850
HealthSouth Corp., 8.125%, 2020		1,510,000	1,679,875
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019		1,600,000	1,692,000
Kinetics Concepts, Inc., 12.5%, 2019		200,000	214,500
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,552,560
Tenet Healthcare Corp., 9.25%, 2015		580,000	654,675
Tenet Healthcare Corp., 8%, 2020		620,000	697,500
Tenet Healthcare Corp., 4.5%, 2021 (n)		760,000	775,200
Universal Health Services, Inc., 7%, 2018		650,000	702,000
Universal Health Services, Inc., 7.625%, 2020		920,000	995,900
Universal Hospital Services, Inc., 7.625%, 2020 (n)		90,000	97,313

			$19,606,955
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 2020 (n)		$565,000	$615,850
Hologic, Inc., 6.25%, 2020		330,000	356,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - continued
Physio-Control International, Inc., 9.875%, 2019 (n)	$635,000	$725,488
Teleflex, Inc., 6.875%, 2019	800,000	870,000

		$2,567,738
Metals & Mining - 2.1%
ArcelorMittal, 7.25%, 2041	$345,000	$352,804
Arch Coal, Inc., 7.25%, 2020	925,000	851,000
Cloud Peak Energy, Inc., 8.25%, 2017	1,815,000	1,951,125
Cloud Peak Energy, Inc., 8.5%, 2019	10,000	10,950
Consol Energy, Inc., 8%, 2017	755,000	817,288
Consol Energy, Inc., 8.25%, 2020	715,000	800,800
First Quantum Minerals Ltd., 7.25%, 2019 (n)	901,000	901,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	680,000	748,000
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 2043 (n)	700,000	710,105
Metinvest B.V., 8.75%, 2018 (n)	320,000	326,400
Peabody Energy Corp., 6%, 2018	485,000	523,800
Peabody Energy Corp., 6.25%, 2021	485,000	517,131
Southern Copper Corp., 6.75%, 2040	744,000	862,045
Southern Copper Corp., 5.25%, 2042	700,000	674,393
Vale Overseas Ltd., 5.625%, 2019	918,000	1,056,794
Vale Overseas Ltd., 4.625%, 2020	681,000	739,789
Vale Overseas Ltd., 4.375%, 2022	658,000	692,466

		$12,535,890
Mortgage-Backed - 1.7%
Fannie Mae, 5.5%, 2037	$4,733,227	$5,147,847
Ginnie Mae, TBA, 3%, 2043	5,000,000	5,313,281

		$10,461,128
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$665,000	$663,909

Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$1,145,000	$1,268,088
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	845,000	889,363

		$2,157,451
Natural Gas - Pipeline - 2.2%
Access Midstream Partners Co., 4.875%, 2023	$405,000	$418,163
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	610,000	625,250
Crosstex Energy, Inc., 8.875%, 2018	1,400,000	1,529,500
El Paso Corp., 7%, 2017	770,000	885,895
El Paso Corp., 7.75%, 2032	2,024,000	2,306,698
El Paso Pipeline Partners LP, 4.7%, 2042	800,000	799,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Pipeline - continued
Energy Transfer Equity LP, 7.5%, 2020	$1,165,000	$1,363,050
Energy Transfer Partners LP, 3.6%, 2023	591,000	603,163
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	527,000	605,391
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	340,000	394,400
Inergy Midstream LP, 6%, 2020 (n)	860,000	907,300
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,222,611
MarkWest Energy Partners LP, 4.5%, 2023	576,000	600,480
Sabine Pass Liquefaction, 5.625%, 2021 (n)	615,000	636,525
Sabine Pass Liquefaction, 5.625%, 2023 (z)	260,000	267,150

		$13,165,320
Network & Telecom - 0.8%
AT&T, Inc., 4.35%, 2045 (n)	$1,024,000	$999,358
Centurylink, Inc., 7.65%, 2042	890,000	916,700
Citizens Communications Co., 9%, 2031	580,000	604,650
Frontier Communications Corp., 8.125%, 2018	690,000	800,400
TW Telecom Holdings, Inc., 5.375%, 2022	565,000	591,838
Windstream Corp., 8.125%, 2018	220,000	242,000
Windstream Corp., 7.75%, 2020	710,000	779,225
Windstream Corp., 7.75%, 2021	125,000	138,125

		$5,072,296
Oil Services - 1.1%
Afren PLC, 11.5%, 2016 (n)	$335,000	$397,813
Afren PLC, 10.25%, 2019 (n)	219,000	261,158
Bristow Group, Inc., 6.25%, 2022	660,000	719,400
Chesapeake Energy Corp., 7.125%, 2019 (n)	390,000	401,700
Dresser-Rand Group, Inc., 6.5%, 2021	405,000	439,425
Edgen Murray Corp., 8.75%, 2020 (n)	1,185,000	1,260,544
Qgog Constellation S.A., 6.25%, 2019 (n)	438,000	460,776
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	830,000	877,725
Unit Corp., 6.625%, 2021	1,505,000	1,610,350

		$6,428,891
Oils - 0.2%
Phillips 66, 5.875%, 2042	$700,000	$862,644
Tesoro Corp., 5.375%, 2022	500,000	532,500

		$1,395,144
Other Banks & Diversified Financials - 4.0%
Akbank T.A.S., 5%, 2022 (n)	$188,000	$200,220
Alfa Bank, 7.5%, 2019 (n)	367,000	395,516
Ally Financial, Inc., 5.5%, 2017	2,330,000	2,539,525
Ally Financial, Inc., 6.25%, 2017	480,000	544,756

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$509,000	$554,301
Banco de Credito e Inversiones, 3%, 2017 (n)		250,000	256,401
Banco de Credito e Inversiones, 4%, 2023 (n)		399,000	401,390
Banco GNB Sudameris S.A., 3.875%, 2018 (z)		431,000	420,274
Banco Santander S.A., 4.125%, 2022 (n)		248,000	249,860
Bancolombia S.A., 5.95%, 2021		1,094,000	1,233,485
Bancolombia S.A., 5.125%, 2022		332,000	339,138
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)		463,000	479,612
BBVA Banco Continental S.A., 5%, 2022 (n)		325,000	343,688
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		1,207,000	1,375,980
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		350,000	402,500
BBVA Continental, 5.75%, 2017 (n)		518,000	567,728
Capital One Financial Corp., 1%, 2015		800,000	797,809
Citigroup, Inc., 1.25%, 2016		1,000,000	1,002,699
Citigroup, Inc., 6.125%, 2018		463,000	557,262
CorpBanca, 3.125%, 2018		488,000	488,982
Discover Bank, 7%, 2020		249,000	311,147
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,583,000	3,240,614
Grupo Aval Ltd., 5.25%, 2017 (n)		387,000	416,489
Grupo Aval Ltd., 4.75%, 2022 (n)		378,000	381,308
Industrial Senior Trust, 5.5%, 2022 (n)		220,000	220,000
Intesa Sanpaolo S.p.A., 3.875%, 2018		686,000	686,466
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,930,000	2,107,560
PKO Finance AB, 4.63%, 2022 (n)		473,000	500,907
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,941,000	2,309,790
Turkiye Garanti Bankasi A.S., 4%, 2017 (n)		203,000	213,150
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)		305,000	314,150
UBS AG, 7.625%, 2022		435,000	504,402
Yapi Ve Kredi Bankasi, 5.5%, 2022 (n)		270,000	279,113

			$24,636,222
Pharmaceuticals - 0.8%
AbbVie, Inc., 1.2%, 2015 (n)		$1,300,000	$1,310,265
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	670,000	1,005,887
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$935,000	1,033,175
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		530,000	600,225
Watson Pharmaceuticals, Inc., 1.875%, 2017		700,000	698,433

			$4,647,985
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018		$675,000	$729,000
Heckmann Corp., 9.875%, 2018 (n)		220,000	235,950

			$964,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 2020 (n)	$605,000	$617,100
IAMGOLD Corp., 6.75%, 2020 (n)	1,156,000	1,092,420

		$1,709,520
Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)	$32,653	$30,694
Lamar Media Corp., 5%, 2023	315,000	320,513
Moody’s Corp., 4.5%, 2022	700,000	744,228
Nielsen Finance LLC, 7.75%, 2018	835,000	929,981
Nielsen Finance LLC, 4.5%, 2020 (n)	715,000	730,194

		$2,755,610
Railroad & Shipping - 0.1%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)	$257,000	$271,135
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	76,000	89,452
Watco Cos. LLC, 6.375%, 2023 (z)	450,000	469,125

		$829,712
Real Estate - 1.1%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$440,000	$445,500
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	785,000	843,875
ERP Properties, REIT, 7.75%, 2020	990,000	1,200,911
ERP Properties, REIT, 5.75%, 2022	250,000	278,379
Health Care REIT, Inc., 5.125%, 2043	700,000	729,536
Kennedy Wilson, Inc., 8.75%, 2019	380,000	417,525
MPT Operating Partnership LP, REIT, 6.875%, 2021	760,000	828,400
MPT Operating Partnership LP, REIT, 6.375%, 2022	685,000	741,513
Simon Property Group, Inc., REIT, 10.35%, 2019	900,000	1,308,944

		$6,794,583
Retailers - 2.2%
ABC Supply Co., Inc., 5.625%, 2021 (z)	$190,000	$197,363
Academy Ltd., 9.25%, 2019 (n)	475,000	540,906
Burlington Coat Factory Warehouse Corp., 10%, 2019	895,000	1,001,281
CST Brands, Inc., 5%, 2023 (z)	95,000	97,494
Dollar General Corp., 4.125%, 2017	831,000	909,577
Gap, Inc., 5.95%, 2021	1,000,000	1,178,053
Home Depot, Inc., 5.875%, 2036	846,000	1,095,811
J. Crew Group, Inc., 8.125%, 2019	760,000	816,050
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (p)(z)	265,000	285,869
Kohl’s Corp., 3.25%, 2023	700,000	692,761
Limited Brands, Inc., 6.9%, 2017	630,000	724,500
Limited Brands, Inc., 7%, 2020	415,000	485,031
Limited Brands, Inc., 6.95%, 2033	360,000	378,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - continued
Pantry, Inc., 8.375%, 2020 (n)	$450,000	$491,625
Rite Aid Corp., 9.5%, 2017	360,000	374,400
Rite Aid Corp., 9.25%, 2020	725,000	839,188
Sally Beauty Holdings, Inc., 6.875%, 2019	480,000	537,000
Toys “R” Us Property Co. II LLC, 8.5%, 2017	660,000	708,675
Toys “R” Us, Inc., 10.75%, 2017	1,545,000	1,651,219
Wesfarmers Ltd., 1.874%, 2018 (n)	156,000	158,293
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	430,000	443,979

		$13,607,525
Specialty Chemicals - 0.2%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$205,000	$215,250
Koppers, Inc., 7.875%, 2019	535,000	591,175
Mexichem S.A.B. de C.V., 4.875%, 2022 (n)	221,000	240,338
SIBUR Securities Ltd., 3.914%, 2018 (n)	294,000	288,929

		$1,335,692
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$407,000	$426,337
Michaels Stores, Inc., 7.75%, 2018	475,000	521,906

		$948,243
Steel - 0.1%
Severstal, 5.9%, 2022 (n)	$322,000	$319,649

Supranational - 0.3%
Eurasian Development Bank, 4.767%, 2022 (n)	$226,000	$231,368
European Investment Bank, 5.125%, 2017	1,500,000	1,760,340

		$1,991,708
Telecommunications - Wireless - 3.0%
American Tower Corp., REIT, 3.5%, 2023	$743,000	$750,616
Bharti Airtel International Co., 5.125%, 2023 (n)	459,000	471,668
Clearwire Corp., 12%, 2015 (n)	925,000	989,750
Cricket Communications, Inc., 7.75%, 2016	735,000	764,400
Cricket Communications, Inc., 7.75%, 2020	785,000	798,738
Crown Castle International Corp., 7.125%, 2019	370,000	406,075
Crown Castle International Corp., 5.25%, 2023	475,000	497,563
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	516,106
Digicel Group Ltd., 8.25%, 2017 (n)	1,140,000	1,199,850
Digicel Group Ltd., 10.5%, 2018 (n)	880,000	974,600
Digicel Group Ltd., 8.25%, 2020 (n)	324,000	346,680
Digicel Group Ltd., 6%, 2021 (n)	1,279,000	1,282,198
Eileme 2 AB, 11.625%, 2020 (n)	925,000	1,098,438
MetroPCS Wireless, Inc., 7.875%, 2018	720,000	792,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
MetroPCS Wireless, Inc., 6.25%, 2021 (z)	$535,000	$574,456
Sprint Capital Corp., 6.875%, 2028	1,210,000	1,237,225
Sprint Nextel Corp., 6%, 2016	1,300,000	1,410,500
Sprint Nextel Corp., 8.375%, 2017	420,000	489,300
Sprint Nextel Corp., 9%, 2018 (n)	470,000	578,100
Sprint Nextel Corp., 6%, 2022	1,050,000	1,094,625
VimpelCom Ltd., 5.95%, 2023 (n)	255,000	258,825
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	920,000	986,700
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	935,000	986,425

		$18,505,738
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$460,000	$514,050
Level 3 Financing, Inc., 9.375%, 2019	790,000	890,725
Level 3 Financing, Inc., 8.625%, 2020	425,000	480,250

		$1,885,025
Tobacco - 0.4%
Lorillard Tobacco Co., 8.125%, 2019	$700,000	$896,210
Reynolds American, Inc., 6.75%, 2017	1,316,000	1,580,399

		$2,476,609
Transportation - 0.2%
Far Eastern Shipping Co., 8%, 2018 (z)	$1,205,000	$1,212,392

Transportation - Services - 1.7%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$930,000	$1,002,075
Avis Budget Car Rental LLC, 8.25%, 2019	635,000	705,644
Avis Budget Car Rental LLC, 9.75%, 2020	420,000	499,275
CEVA Group PLC, 8.375%, 2017 (n)	1,155,000	1,152,113
ERAC USA Finance Co., 7%, 2037 (n)	878,000	1,156,957
Navios Maritime Acquisition Corp., 8.625%, 2017	1,095,000	1,093,631
Navios Maritime Holdings, Inc., 8.875%, 2017	970,000	1,019,713
Navios South American Logistics, Inc., 9.25%, 2019 (n)	28,000	30,590
Navios South American Logistics, Inc., 9.25%, 2019	755,000	824,838
Swift Services Holdings, Inc., 10%, 2018	1,980,000	2,267,100
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	799,969

		$10,551,905
U.S. Treasury Obligations - 5.1%
U.S. Treasury Bonds, 1.25%, 2020	$18,100,000	$18,313,526
U.S. Treasury Bonds, 3.125%, 2041	12,069,000	12,691,302

		$31,004,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 3.0%
AES Corp., 8%, 2017	$1,495,000	$1,790,263
AES Corp., 7.375%, 2021	360,000	428,400
AES Corp., 4.875%, 2023	80,000	81,600
APT Pipelines Ltd., 3.875%, 2022 (n)	919,000	927,679
Calpine Corp., 8%, 2016 (n)	940,000	982,300
Calpine Corp., 7.875%, 2020 (n)	1,035,000	1,172,138
CMS Energy Corp., 5.05%, 2022	500,000	584,559
Covanta Holding Corp., 7.25%, 2020	1,120,000	1,244,191
Covanta Holding Corp., 6.375%, 2022	300,000	328,274
EDP Finance B.V., 6%, 2018 (n)	1,360,000	1,452,480
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	303,000	337,088
Energy Future Holdings Corp., 10%, 2020	2,218,000	2,539,610
Energy Future Holdings Corp., 10%, 2020 (n)	995,000	1,128,081
Energy Future Holdings Corp., 11.75%, 2022 (n)	805,000	921,725
FirstEnergy Corp., 2.75%, 2018	700,000	713,502
NRG Energy, Inc., 8.25%, 2020	1,860,000	2,115,750
System Energy Resources, Inc., 5.129%, 2014 (z)	408,271	411,975
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	415,000	326,813
Waterford 3 Funding Corp., 8.09%, 2017	969,907	999,557

		$18,485,985
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 2028 (z)	$387,000	$386,613
Total Bonds (Identified Cost, $634,862,908)		$683,567,702

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d) (Identified Cost, $1,322,731)	$1,340,000	$1,303,988

Floating Rate Loans (g)(r) - 0.8%
Aerospace - 0.1%
TransDigm Inc., Term Loan C, 3.75%, 2020	$443,461	$449,321

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 2019 (o)	$484,570	$487,944

Consumer Services - 0.0%
Realogy Corp., Term Loan B, 4.5%, 2020	$289,161	$292,415

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020	$535,943	$541,078

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020 (o)	$374,919	$379,137

Financial Institutions - 0.1%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$324,802	$325,817

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 4%, 2019 (o)	$443,417	$448,587
H.J. Heinz Co., Term Loan B2, 2020 (o)	274,607	277,048

		$725,635
Retailers - 0.0%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$181,294	$182,614

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan B, 7.5%, 2019	$1,240,566	$1,249,870
Total Floating Rate Loans (Identified Cost, $4,573,830)		$4,633,831

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$106,295

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$43,932
Total Common Stocks (Identified Cost, $399,733)		$150,227

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	480	$473,685
GMAC Capital Trust I, 8.125%	28,250	773,768
Total Preferred Stocks (Identified Cost, $1,165,111)		$1,247,453

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $521,000)	10,420	$484,322

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	15,839,424	$15,839,424
Total Investments (Identified Cost, $658,684,737)		$707,226,947

Other Assets, Less Liabilities - (16.0)%		(97,444,357)
Net Assets - 100.0%		$609,782,590

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $204,813,098, representing 33.6% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABC Supply Co., Inc., 5.625%, 2021	4/04/13-4/18/13	$190,873	$197,363
Acadia Healthcare Co., Inc., 6.125%, 2021	3/07/13	75,000	78,375
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	450,000	473,685
American Media, Inc., 13.5%, 2018	12/22/10	33,061	30,694
Banco GNB Sudameris S.A., 3.875%, 2018	4/25/13	426,177	420,274
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.798%, 2040	3/01/06	2,544,711	1,353,870
CNH Capital LLC, 3.625%, 2018	4/03/13	630,000	641,025
CNPC General Capital Ltd., 3.4%, 2023	4/09/13	390,868	395,118
CST Brands, Inc., 5%, 2023	4/25/13	95,000	97,494
Cedar Fair LP, 5.25%, 2021	2/28/13-3/01/13	434,532	444,788
Continental Resources, Inc., 4.5%, 2023	4/02/13	241,000	256,966
Dematic S.A., 7.75%, 2020	12/13/12	745,000	813,913
Dominican Republic, 5.875%, 2024	4/11/13	206,000	211,150
Falcon Franchise Loan LLC, FRN, 9.795%, 2025	1/29/03	63,240	118,413
Far Eastern Shipping Co., 8%, 2018	4/23/13	1,205,000	1,212,392
Ferreycorp S.A.A., 4.875%, 2020	4/19/13	859,680	872,460
First Union National Bank Commercial Mortgage Trust, FRN, 1.873%, 2043	12/11/03	501	1,167

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	$1,276,939	$1,325,183
GMAC LLC, FRN, 6.02%, 2033	11/17/00	239,697	711,571
Halcon Resources Corp., 8.875%, 2021	3/01/13-4/25/13	602,328	600,600
Hawk Acquisition Sub, Inc., 4.25%, 2020	3/22/13	790,000	799,875
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	674,447	623,089
Hexion U.S. Finance Corp., 6.625%, 2020	3/22/13-3/25/13	341,997	354,450
Intelsat S.A., 8.125%, 2023	3/20/13	615,000	654,975
Jo-Ann Stores Holdings, Inc., 9.75%, 2019	3/27/13-4/12/13	281,251	285,869
Kazmunaygas National Co., 4.4%, 2023	4/24/13	283,860	287,817
Kazmunaygas National Co., 5.75%, 2043	4/24/13	488,522	500,780
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/06/13	920,111	927,875
Lukoil International Finance B.V., 3.416%, 2018	4/17/13	734,000	746,815
Lukoil International Finance B.V., 4.563%, 2023	4/17/13	1,029,000	1,041,902
Lynx II Corp., 6.375%, 2023	2/07/13	340,000	368,050
Metalloinvest Finance Ltd., 5.625%, 2020	4/10/13	708,000	706,973
MetroPCS Wireless, Inc., 6.25%, 2021	3/08/13	535,000	574,456
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	103,880	81,726
Multi Security Asset Trust, “A3”, CDO, 5%, 2035	10/12/10	1,125,326	1,154,924
NXP B.V., 5.75%, 2023	3/05/13	200,000	211,500
Republic of Indonesia, 3.375%, 2023	4/08/13	511,607	527,986
Rexel S.A., 5.25%, 2020	3/20/13	249,953	263,750
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	3/27/13-3/28/13	331,042	337,425
Sabine Pass Liquefaction, 5.625%, 2023	4/24/13	265,198	267,150
Saci Falabella, 3.75%, 2023	4/25/13	216,999	219,229
Sinopec Capital 2013, 3.125%, 2023	4/18/13	662,157	655,879
Sinopec Capital 2013, 4.25%, 2043	4/18/13	544,412	534,202
System Energy Resources, Inc., 5.129%, 2014	4/16/04	408,271	411,975
Transport de Gas Peru, 4.25%, 2028	4/23/13	387,000	386,613
Uralkali OJSC, 3.723%, 2018	4/23/13	341,000	341,853
Verisign, Inc., 4.625%, 2023	4/11/13-4/12/13	409,187	415,125
Watco Cos. LLC, 6.375%, 2023	3/19/13	453,682	469,125
Total Restricted Securities			$24,407,889
% of Net assets			4.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
THB	Thailand Baht

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	6,052,000	5/03/13	$2,996,781	$3,024,865	$28,084
SELL	BRL	Deutsche Bank AG	6,052,000	5/03/13	3,032,064	3,024,866	7,198
BUY	CNY	Deutsche Bank AG	18,866,000	1/15/14	3,001,546	3,028,158	26,612
BUY	MXN	Deutsche Bank AG	38,407,000	6/05/13	3,101,466	3,154,437	52,971
SELL	SEK	Deutsche Bank AG	1,184,728	7/16/13	184,787	182,502	2,285

							$117,150

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	1,781,422	7/16/13	$1,853,418	$1,836,619	$(16,799)
BUY	BRL	Deutsche Bank AG	6,052,000	6/04/13	3,020,412	3,013,682	(6,730)
SELL	CAD	Merrill Lynch International Bank	2,279,534	7/16/13	2,236,887	2,258,738	(21,851)
SELL	CHF	UBS AG	2,864	7/16/13	3,072	3,083	(11)
SELL	DKK	Deutsche Bank AG	1,518,946	7/16/13	266,322	268,531	(2,209)
SELL	EUR	Barclays Bank PLC	9,002,755	6/18/13	11,676,438	11,859,738	(183,300)
SELL	EUR	Deutsche Bank AG	3,344,755	7/16/13	4,372,130	4,407,058	(34,928)
SELL	EUR	JPMorgan Chase Bank N.A.	3,344,755	7/16/13	4,372,201	$4,407,058	(34,857)
SELL	EUR	UBS AG	9,234,752	6/18/13-7/16/13	11,978,432	12,165,419	(186,987)
SELL	GBP	Credit Suisse Group	2,735,253	7/16/13	4,191,475	4,246,895	(55,420)
SELL	GBP	Deutsche Bank AG	2,735,253	7/16/13	4,191,584	4,246,895	(55,311)
SELL	JPY	Credit Suisse Group	609,101,423	7/16/13	6,119,003	6,250,697	(131,694)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Liability Derivatives - continued
SELL	JPY	Merrill Lynch International Bank	609,101,425	7/16/13	$6,117,485	$6,250,697	$(133,212)
BUY	NOK	Goldman Sachs International	1,290	7/16/13	223	223	0
BUY	THB	JPMorgan Chase Bank N.A.	46,067,000	7/18/13	1,578,177	1,566,762	(11,415)

							$(874,724)

Futures Contracts Outstanding at 4/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	8	$1,187,000	June - 2013	$(33,600)
U.S. Treasury Note 10 yr (Short)	USD	477	63,612,422	June - 2013	(880,207)

					$(913,807)

At April 30, 2013, the fund had cash collateral of $544,700 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $642,845,313)	$691,387,523
Underlying affiliated funds, at cost and value	15,839,424
Total investments, at value (identified cost, $658,684,737)	$707,226,947
Cash	752,968
Restricted cash	544,700
Receivables for
Forward foreign currency exchange contracts	117,150
Daily variation margin on open futures contracts	46,469
Investments sold	2,794,623
Interest and dividends	10,336,428
Other assets	97,839
Total assets	$721,917,124
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	199,335
Forward foreign currency exchange contracts	874,724
Investments purchased	4,969,303
TBA purchase commitments	5,177,865
Payable to affiliates
Investment adviser	24,688
Transfer agent and dividend disbursing costs	20,912
Payable for independent Trustees’ compensation	206,187
Accrued interest expense	85,005
Deferred country tax expense payable	410,226
Accrued expenses and other liabilities	166,289
Total liabilities	$112,134,534
Net assets	$609,782,590
Net assets consist of
Paid-in capital	$560,249,381
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $407,117 deferred country tax)	46,472,289
Accumulated net realized gain (loss) on investments and foreign currency	5,313,915
Accumulated distributions in excess of net investment income	(2,252,995)
Net assets	$609,782,590
Shares of beneficial interest outstanding	78,378,104
Net asset value per share (net assets of $609,782,590 / 78,378,104 shares of beneficial interest outstanding)	$7.78

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$20,628,103
Dividends	64,486
Dividends from underlying affiliated funds	19,786
Foreign taxes withheld	(3)
Total investment income	$20,712,372
Expenses
Management fee	$2,196,784
Transfer agent and dividend disbursing costs	84,607
Administrative services fee	43,291
Independent Trustees’ compensation	40,197
Stock exchange fee	34,245
Custodian fee	39,305
Interest expense	517,711
Shareholder communications	98,249
Audit and tax fees	36,657
Legal fees	12,659
Miscellaneous	20,127
Total expenses	$3,123,832
Fees paid indirectly	(310)
Reduction of expenses by investment adviser	(782)
Net expenses	$3,122,740
Net investment income	$17,589,632
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $3,109 country tax)	$13,118,685
Futures contracts	(194,439)
Foreign currency	2,338,052
Net realized gain (loss) on investments and foreign currency	$15,262,298
Change in unrealized appreciation (depreciation)
Investments (net of $131,447 decrease in deferred country tax)	$(2,758,043)
Futures contracts	(763,797)
Translation of assets and liabilities in foreign currencies	(787,424)
Net unrealized gain (loss) on investments and foreign currency translation	$(4,309,264)
Net realized and unrealized gain (loss) on investments and foreign currency	$10,953,034
Change in net assets from operations	$28,542,666

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$17,589,632	$36,918,898
Net realized gain (loss) on investments and foreign currency	15,262,298	6,770,952
Net unrealized gain (loss) on investments and foreign currency translation	(4,309,264)	31,652,048
Change in net assets from operations	$28,542,666	$75,341,898
Distributions declared to shareholders
From net investment income	$(18,732,367)	$(39,816,079)
Total change in net assets	$9,810,299	$35,525,819
Net assets
At beginning of period	599,972,291	564,446,472
At end of period (including accumulated distributions in excess of net investment income of $2,252,995 and $1,110,260, respectively)	$609,782,590	$599,972,291

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/13 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$28,542,666
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(287,572,571)
Proceeds from disposition of investment securities	265,196,648
Payments for futures contracts	(194,439)
Proceeds from disposition of short-term investments, net	22,296,143
Realized gain/loss on investments	(13,121,794)
Realized gain/loss on futures contracts	194,439
Unrealized appreciation/depreciation on investments	2,889,490
Unrealized appreciation/depreciation on foreign currency contracts	787,451
Net amortization/accretion of income	705,390
Decrease in interest and dividends receivable	397,030
Decrease in accrued expenses and other liabilities	(157,699)
Increase in receivable for daily variation margin on open futures contracts	(46,469)
Decrease in payable for daily variation margin on open futures contracts	(176,922)
Increase in restricted cash	(544,700)
Increase in other assets	(35,504)
Net cash provided by operating activities	$19,159,159
Cash flows from financing activities:
Distributions paid in cash	(18,735,652)
Decrease in interest payable	(3,550)
Net cash used by financing activities	$(18,739,202)
Net increase in cash	$419,957
Cash:
Beginning of period	$333,011
End of period	$752,968

Supplemental disclosure of cash flow information: Cash paid during the period for interest $521,261.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13		Years ended 10/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$7.65		$7.20	$7.44	$6.83	$5.48	$6.68
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47	$0.50	$0.52	$0.47	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.49	(0.20)	0.63	1.38	(1.16)
Total from investment operations	$0.37		$0.96	$0.30	$1.15	$1.85	$(0.82)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.51)	$(0.54)	$(0.54)	$(0.51)	$(0.38)
Net increase from repurchase of capital shares	$—		$—	$—	$—	$0.01	$0.00 (w)
Net asset value, end of period (x)	$7.78		$7.65	$7.20	$7.44	$6.83	$5.48
Market value, end of period	$7.62		$7.31	$6.68	$7.11	$6.06	$4.71
Total return at market value (%)	7.67	(n)	17.56	1.67	27.18	41.15	(13.80)
Total return at net asset value (%) (j)(r)(s)(x)	5.04	(n)	14.15	4.73	18.08	36.73	(12.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.10	1.12	1.25	1.07	0.88
Expenses after expense reductions (f)	1.04	(a)	1.10	1.12	1.25	1.06	0.88
Net investment income	5.88	(a)	6.39	6.80	7.39	7.76	5.22
Portfolio turnover	36	(n)	48	49	65	67	47
Net assets at end of period (000 omitted)	$609,783		$599,972	$564,446	$583,317	$535,450	$431,749
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.87	(a)	0.91	0.91	0.97	1.02	N/A
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	N/A
Asset coverage per $1,000 of indebtedness (k)	$7,098		$7,000	$6,644	$6,833	$6,354	N/A

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt

Notes to Financial Statements (unaudited) – continued

instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,364,385	$473,685	$43,932	$1,882,002
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	31,004,828	—	31,004,828
Non-U.S. Sovereign Debt	—	159,852,587	—	159,852,587
Municipal Bonds	—	663,909	—	663,909
U.S. Corporate Bonds	—	353,885,282	—	353,885,282
Residential Mortgage-Backed Securities	—	10,886,983	—	10,886,983
Commercial Mortgage-Backed Securities	—	15,781,161	—	15,781,161
Asset-Backed Securities (including CDOs)	—	3,957,121	—	3,957,121
Foreign Bonds	—	108,839,819	—	108,839,819
Floating Rate Loans	—	4,633,831	—	4,633,831
Mutual Funds	15,839,424	—	—	15,839,424
Total Investments	$17,203,809	$689,979,206	$43,932	$707,226,947

Other Financial Instruments
Futures Contracts	$(913,807)	$—	$—	$(913,807)
Forward Foreign Currency Exchange Contracts	—	(757,574)	—	(757,574)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/12	$44,267
Change in unrealized appreciation (depreciation)	(335)
Balance as of 4/30/13	$43,932

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2013 is $(335).

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(913,807)
Foreign Exchange	Forward Foreign Currency Exchange	117,150	(874,724)
Total		$117,150	$(1,788,531)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(194,439)	$—
Foreign Exchange	—	2,347,995
Total	$(194,439)	$2,347,995

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(763,797)	$—
Foreign Exchange	—	(787,451)
Total	$(763,797)	$(787,451)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Notes to Financial Statements (unaudited) – continued

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes

Notes to Financial Statements (unaudited) – continued

place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/12
Ordinary income (including any short-term capital gains)	$39,816,079

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13
Cost of investments	$662,234,559
Gross appreciation	52,372,158
Gross depreciation	(7,379,770)
Net unrealized appreciation (depreciation)	$44,992,388

Notes to Financial Statements (unaudited) – continued

As of 10/31/12
Undistributed ordinary income	1,723,566
Capital loss carryforwards	(5,571,511)
Other temporary differences	(3,646,567)
Net unrealized appreciation (depreciation)	47,217,422

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/16	$(2,851,956)
10/31/17	(2,719,555)
Total	$(5,571,511)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2013, these fees paid to MFSC amounted to $31,627.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,469 and the Retirement Deferral plan resulted in an expense of $4,216. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $147,796 at April 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $48,242 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,054 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $782, which is shown as a reduction of total expenses in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$80,527,689	$79,091,257
Investments (non-U.S. Government securities)	$174,807,602	$164,662,600

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2013 and the year ended October 31, 2012, there were no transactions in fund shares.

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2013, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 23, 2013. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $517,711 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2013, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.04%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,135,567	88,210,864	(110,507,007)	15,839,424

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,786	$15,839,424

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2013, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended April 30, 2013. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2012, and financial highlights for each of the five years in the period ended October 31, 2012, and in our report dated December 14, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2013

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

As of May 15, 2013, Erik S. Weisman was no longer a manager of the fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard O. Hawkins	Lead Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 1988

William J. Adams	High Yield Corporate Debt Securities Portfolio Manager	2011	Investment Officer of MFS; employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005

Ward Brown	Emerging Markets Debt Securities Portfolio Manager	December 2012	Investment Officer of MFS; employed in the investment area of MFS since 2005

David P. Cole	High Yield Debt Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004

Pilar Gomez-Bravo	Global Bond Portfolio Manager	April 2013	Investment Officer of MFS; employed in the investment area of MFS since 2013; Imperial Capital from May 2012 to March 2013; Negentropy Capital from June 2011 to April 2012; Marengo Asset Management from June 2010 to April 2011; Neuberger Berman from June 2006 to May 2010

Robert D. Persons	Global Bond Portfolio Manager	May 2013	Investment Officer of MFS; employed in the investment area of MFS since 2000

Matthew W. Ryan	Emerging Markets Debt Securities Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1997

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2012, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2012, the following benchmarks were used to measure the following portfolio manager’s performance for the following Fund:

	Portfolio Manager	Benchmark(s)
MFS Multimarket Income Trust	Richard O. Hawkins	Citigroup World Government Bond Non-Dollar Hedged Index JP Morgan Emerging Markets Bond Index Global Barclays U.S. High-Yield Corporate Bond Index Barclays U.S. Government/Credit Bond Index
	William J. Adams	Barclays U.S. High-Yield Corporate Bond Index
	Ward Brown	JP Morgan Emerging Markets Bond Index Global
	David P. Cole	Barclays U.S. High-Yield Corporate Bond Index
	Matthew W. Ryan	JP Morgan Emerging Markets Bond Index Global

As of December 31, 2012, no benchmarks were used to measure the performance of Pilar Gomez-Bravo and Robert D. Persons because neither was a portfolio manager of the Fund at that time. Additional or different benchmarks, including versions of indices, custom indices, and linked indices that include performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2012. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Richard O. Hawkins	N
William J. Adams	N
Ward Brown	N
David P. Cole	N
Pilar Gomez-Bravo	N
Robert D. Persons	N
Matthew W. Ryan	N

Other Accounts

In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of the Funds fiscal year ended October 31, 2012, were as follows:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard O. Hawkins	12	$18.4 billion	1	$1.1 billion	5	$664.8 million
William J. Adams	13	$5.4 billion	4	$1.7 billion	0	N/A
Ward Brown (1)	9	$9.3 billion	8	$5.3 billion	7	$5.7 billion
Pilar Gomez-Bravo (2)	1	$603.4 million	0	N/A	0	N/A
David P. Cole	13	$5.4 billion	2	$1.1 billion	0	N/A
Robert D. Persons (3)	9	$11.1 billion	2	$727.9 million	3	$702.5 million
Matthew W. Ryan	12	$10.3 billion	8	$5.0 billion	7	$5.6 billion

*	Includes the Fund.
(1)	Information as of December 4, 2012. Ward Brown was added to the fund as of December 1, 2012.
(2)	Information as of April 3, 2013. Pilar Gomez-Bravo was added to the fund as of April 1, 2013.
(3)	Information as of May 17, 2013. Robert D. Persons was added to the fund as of May 15, 2013.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/12-11/30/12	0	N/A	0	7,837,810
12/01/12-12/31/12	0	N/A	0	7,837,810
1/01/13-1/31/13	0	N/A	0	7,837,810
2/01/13-2/28/13	0	N/A	0	7,837,810
3/01/13-3/31/13	0	N/A	0	7,837,810
4/01/13-4/30/13	0	N/A	0	7,837,810

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2013 plan year is 7,837,810.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.